Investment Portfolio	as of February 28, 2022 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 98.7%
Alabama 0.6%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	5,136,971
Alaska 0.4%
Alaska, Northern Tobacco Securitization Corp., “2”, Series B-2, Zero Coupon, 6/1/2066	21,500,000	3,407,163
Arizona 3.5%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,979,103
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	1,109,246
Series D, 144A, 5.0%, 7/1/2051	1,035,000	1,145,366
Series G, 144A, 5.0%, 7/1/2051	550,000	608,649
Series A, 144A, 5.25%, 7/1/2047	1,000,000	1,104,382
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,161,742
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,490,000	1,678,466
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	6,500,000	7,070,255
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	1,380,000	1,399,950
Series A, 144A, 5.25%, 7/1/2048	1,750,000	1,775,023
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC:
Series A, 5.0%, 7/1/2037	2,000,000	2,280,949
Series A, 5.0%, 7/1/2042	2,000,000	2,263,473
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051 (a)	915,000	916,727
Series 2022, 144A, 4.0%, 6/15/2057 (a)	1,145,000	1,121,602
144A, 5.0%, 6/15/2047	655,000	663,070
144A, 5.0%, 6/15/2049	1,030,000	1,080,125
144A, 5.0%, 6/15/2052	2,285,000	2,338,281
Tempe, AZ, Industrial Devevelopment Authority, Friendship Village Project, Series A, 4.0%, 12/1/2046	2,000,000	2,068,517
		32,764,926
Arkansas 0.5%
Arkansas, State Development Finance Authority Industrial Development Revenue, Big River Steel Project, 144A, AMT, 4.75%, 9/1/2049	4,000,000	4,363,083

California 5.8%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	20,000,000	2,991,870
Series B-1, 3.85%, 6/1/2050	3,000,000	2,971,104
Series A-1, Prerefunded, 5.0%, 6/1/2047	1,125,000	1,137,402
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,306,484
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	8,750,000	12,490,823
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series B, 0.06% (b), 3/1/2022, LOC: Barclays Bank PLC	2,900,000	2,900,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,718,726
4.0%, 9/1/2046	4,895,000	5,204,188
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project, Series A, AMT, 5.0%, 12/31/2047	2,075,000	2,361,422
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	2,135,000	2,402,090
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	296,822
Series A, 144A, 5.0%, 11/15/2051	135,000	148,124
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 144A, 5.25%, 12/1/2056	5,515,000	6,200,070
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	10,440,000	2,090,008
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	660,128
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,580,000	1,580,063
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	3,105,000	2,994,184
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 4.0%, 1/15/2050	3,544,000	3,888,615
		54,342,123
Colorado 3.5%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,882,170
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,000,000	1,038,786
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,174,294
144A, 5.0%, 12/1/2049	1,275,000	1,351,215
Colorado, Broadway Station Metropolitan District No. 3, Zero Coupon, 12/1/2049	2,000,000	1,322,754
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	1,193,975
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,167,000	2,291,513
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	7,623,801
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2043	1,630,000	1,844,061
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	1,040,899
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	558,707
5.0%, 12/1/2034	1,000,000	1,116,216
5.0%, 12/1/2040	2,060,000	2,284,048
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	1,170,000	1,341,776
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,800,000	1,916,091

Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	500,000	495,417
Series 2021, 4.0%, 12/1/2051	1,650,000	1,575,268
		33,050,991
Connecticut 0.3%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	870,000	990,144
Connecticut, State Health & Educational Facilities Authority Revenue, Sacred Heart University, Series K, 4.0%, 7/1/2045	1,030,000	1,133,002
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	190,000	192,486
144A, 4.0%, 4/1/2051	505,000	506,372
		2,822,004
District of Columbia 0.8%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,772,759
District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2050	1,825,000	2,049,876
5.0%, 6/1/2055	1,530,000	1,704,505
		7,527,140
Florida 11.8%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	750,000	763,042
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (c)	2,310,000	1,570,800
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	270,078
Series A-1, 5.0%, 10/1/2033	230,000	269,502
Series A-1, 5.0%, 10/1/2034	230,000	269,105
Series A-1, 5.0%, 10/1/2035	115,000	134,368
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Projects Loan Program, Series A-2, 4.0%, 10/1/2024	2,975,000	2,915,255
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,960,329
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,294,412
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	1,105,000	1,220,100
Series A, 5.0%, 6/15/2055	960,000	1,056,046
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	4,250,000	4,582,456
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (d), 1/1/2049	1,740,000	1,758,374
Series A, 144A, AMT, 6.5% (d), 1/1/2049	1,905,000	1,922,855
Florida, Higher Educational Facilities Financing Authority Revenue, Ringling College Project:
5.0%, 3/1/2029	980,000	1,113,692
5.0%, 3/1/2032	1,110,000	1,255,452
5.0%, 3/1/2034	1,195,000	1,350,544
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	8,555,000	9,454,325

Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	536,843
Series A, 5.0%, 2/15/2048	1,150,000	1,230,399
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	9,000,000	8,816,229
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
Series A, 4.0%, 10/1/2044	1,395,000	1,457,547
4.0%, 10/1/2049	1,905,000	1,981,788
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,888,010
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,132,272
Florida, State of Florida Department of Transportation, Series B, 3.0%, 7/1/2047	10,420,000	10,540,131
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,350,000	2,508,651
144A, 4.375%, 5/1/2050	1,970,000	2,101,894
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	1,705,000	1,632,063
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	1,185,000	1,190,159
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 4.0%, 10/1/2052	6,500,000	7,121,805
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, JetBlue Airways Corp. Project, AMT, 5.0%, 11/15/2026	3,500,000	3,616,617
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 4.0%, 10/1/2052 (a)	1,955,000	2,124,630
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	3,513,683
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	885,335
Series A, 144A, 5.0%, 1/15/2054	850,000	909,349
Miami-Dade County, FL, Seaport Revenue, Series A-1, AMT, 4.0%, 10/1/2045, INS: AGMC	2,620,000	2,886,323
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	10,000,000	10,999,785
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	1,279,336
Series A-2, Zero Coupon, 10/1/2051	4,775,000	1,654,128
Series A-2, Zero Coupon, 10/1/2054	4,570,000	1,406,660
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	472,742
Series A, 5.5%, 11/15/2049	3,635,000	3,883,791
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	1,210,000	1,311,437
		110,242,342
Georgia 2.9%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.375%, 5/15/2043	4,000,000	4,254,684
Atlanta, GA, Development Authority Revenue Bonds:
Series A-1, 5.0%, 7/1/2032	1,650,000	1,831,764
Series A-1, 5.0%, 7/1/2033	2,595,000	2,882,302
Series A-1, 5.0%, 7/1/2034	2,320,000	2,578,142
Atlanta, GA, Tax Allocation, Beltline Project:
Series B, 5.0%, 1/1/2029	3,450,000	3,964,110
Series B, 5.0%, 1/1/2030	1,715,000	1,963,481
Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052 (a)	3,735,000	4,121,659

Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Prerefunded, 5.5%, 8/15/2054	1,820,000	2,037,702
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,115,000	3,176,827
		26,810,671
Illinois 6.1%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,536,690
Series A, 4.0%, 12/1/2047	5,715,000	5,963,440
Series A, 5.0%, 12/1/2033	740,000	840,143
Series H, 5.0%, 12/1/2046	1,690,000	1,871,675
Series E, 6.038%, 12/1/2029	1,500,000	1,657,744
Chicago, IL, General Obligation:
Series B, 4.0%, 1/1/2036	950,000	1,016,621
Series A, 5.5%, 1/1/2049	2,425,000	2,792,820
Series A, 6.0%, 1/1/2038	2,180,000	2,528,585
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,366,276
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	1,400,000	1,552,052
Series A, 4.0%, 12/1/2055	1,390,000	1,517,382
Illinois, Housing Development Authority Revenue, Series B, 3.0%, 4/1/2051	3,880,000	4,031,134
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	2,229,181
Series B, 5.0%, 6/15/2052	4,435,000	4,488,992
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045	7,935,000	5,703,055
Illinois, State General Obligation:
Series A, 5.0%, 10/1/2033	4,970,000	5,681,198
5.0%, 11/1/2034	1,500,000	1,675,277
5.0%, 1/1/2035	300,000	330,455
Series A, 5.0%, 5/1/2035	2,295,000	2,594,320
Series A, 5.0%, 12/1/2042	3,610,000	4,021,273
Series A, 5.0%, 3/1/2046	535,000	618,921
5.75%, 5/1/2045	1,470,000	1,764,196
		56,781,430
Indiana 1.6%
Indiana, State Finance Authority Environmental Revenue, United Steel Corporation Project, Series A, 4.125%, 12/1/2026	1,250,000	1,342,089
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,484,735
Series A, 144A, 6.125%, 7/1/2048	3,660,000	4,048,913
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,506,712
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,720,172
		15,102,621
Iowa 1.0%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	2,135,000	2,294,803
4.0%, 10/1/2050	3,075,000	3,293,600

Iowa, State Higher Education Loan Authority, Loras College, 0.08% (b), 3/1/2022, LOC: Bank of America NA	600,000	600,000
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	2,500,000	2,520,654
Iowa, Tobacco Settlement Authority Revenue, “1”, Series A-2, 4.0%, 6/1/2049	1,000,000	1,070,178
		9,779,235
Kansas 0.2%
Manhattan, KS, Health Care Facilities Revenue, Meadowlark Hill Retirement Community, Series A, 4.0%, 6/1/2046	835,000	857,725
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,440,000	1,456,480
		2,314,205
Kentucky 0.9%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,980,781
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,444,627
Series A, 5.25%, 6/1/2041	1,915,000	2,193,468
Louisville and Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare, Inc., Series B, 0.06% (b), 3/1/2022, LOC: PNC Bank NA	1,350,000	1,350,000
		7,968,876
Louisiana 0.2%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	789,182
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	11,381
Shreveport, LA, Water & Sewer Revenue, Junior Lien, Series B, 4.0%, 12/1/2044, INS: AGMC	1,000,000	1,095,459
		1,896,022
Maryland 1.6%
Maryland, Stadium Authority Built To Learn Revenue:
Series A, 4.0%, 6/1/2047 (a)	1,550,000	1,707,370
Series A, 4.0%, 6/1/2052 (a)	4,710,000	5,147,281
Maryland, State Department of Transportation Revenue, Baltimore Washington International Airport, Series B, AMT, 4.0%, 8/1/2051	2,290,000	2,484,065
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	310,000	355,882
5.0%, 7/1/2056	540,000	617,353
Maryland, State Health & Higher Educational Facilities Authority Revenue, Greater Baltimore Medical Center, Series A, 3.0%, 7/1/2046	5,040,000	5,038,942
		15,350,893
Massachusetts 0.9%
Massachusetts, Development Finance Agency Revenue, 5.0%, 7/1/2047	1,250,000	1,381,357
Massachusetts, State Development Finance Agency Revenue, Boston University, Series U-6C, 0.05% (b), 3/1/2022, LOC: TD Bank NA	1,000,000	1,000,000
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,405,000	1,474,230
Series A, 4.0%, 6/1/2056	630,000	656,425
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	895,000	907,597
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,150,000	1,094,843

Massachusetts, State General Obligation, Series B, 3.0%, 2/1/2048	1,000,000	992,513
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series K, 0.07% (b), 3/1/2022, LOC: TD Bank NA	700,000	700,000
		8,206,965
Michigan 1.8%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,830,000	1,954,321
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,787,766
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,926,181
4.0%, 9/1/2050	1,660,000	1,791,743
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	28,410,000	3,618,164
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	1,968,578
Series C, 5.0%, 7/1/2035	910,000	1,003,571
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (d), 10/1/2061	890,000	957,014
		17,007,338
Minnesota 0.9%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,150,483
Series A, 5.0%, 2/15/2053	2,815,000	3,226,844
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	1,500,000	1,579,206
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,600,000	2,526,767
		8,483,300
Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,526,650
Missouri 1.5%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,783,121
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project:
Series A, 5.0%, 8/15/2046	2,500,000	2,636,321
Series A, 5.0%, 8/15/2051	1,000,000	1,053,314
Series A, 5.25%, 8/15/2039	1,710,000	1,791,622
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	1,450,000	1,574,817
Series A, 5.0%, 2/1/2046	665,000	716,047
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	2,160,307
		13,715,549

Nevada 0.4%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,115,036
5.0%, 7/1/2045	1,000,000	1,103,451
5.0%, 7/1/2051	1,000,000	1,098,313
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	4,000,000	642,514
		3,959,314
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037*	900,000	450,000
Series A, 144A, 6.25%, 7/1/2042*	1,090,000	545,000
		995,000
New Jersey 2.8%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	625,000	694,238
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	465,000	518,694
Essex County, NJ, Improvement Authority Network LLC, Student Housing Project, Series A, 4.0%, 8/1/2060, INS: BAM	1,685,000	1,862,798
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2032	415,000	483,226
New Jersey, State Economic Development Authority Revenue, Prerefunded, 5.0%, 6/15/2028	450,000	455,675
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	3,691,027
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,561,845
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,684,710
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,536,318
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	1,820,000	1,998,129
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	1,035,000	1,010,328
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,535,171
Series B, AMT, 3.5%, 12/1/2039	1,800,000	1,847,220
New Jersey, State Transportation Trust Fund Authority:
Series A, 4.0%, 6/15/2039 (a)	665,000	726,711
Series A, 4.0%, 6/15/2040 (a)	830,000	905,336
Series A, 4.0%, 6/15/2041 (a)	805,000	875,218
Series A, 4.0%, 6/15/2042 (a)	510,000	553,059
		25,939,703
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,805,000	2,860,889
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Program, “I”, Series C, 3.0%, 1/1/2052	4,310,000	4,480,704
		7,341,593

New York 7.2%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,305,062
Series A, 4.0%, 11/1/2050	2,500,000	2,675,267
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	380,000	430,547
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	3,750,000	3,879,042
New York, Series B, Zero Coupon, 6/1/2066	16,900,000	2,452,758
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	488,929
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 0.1% (b), 3/1/2022, LOC: Barclays Bank PLC	1,720,000	1,720,000
Series G-1, 0.1% (b), 3/1/2022, LOC: Barclays Bank PLC	4,035,000	4,035,000
Series D, 5.0%, 11/15/2033	1,500,000	1,723,517
Series C-1, 5.0%, 11/15/2050	1,320,000	1,523,055
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-2, 4.0%, 11/15/2048	3,500,000	3,755,671
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.09% (b), 3/1/2022, LOC: TD Bank NA	250,000	250,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	1,104,344
New York, State Thruway Authority:
Series N, 3.0%, 1/1/2049	2,500,000	2,471,644
Series A-1, 4.0%, 3/15/2052	4,000,000	4,437,608
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	509,465
AMT, 5.375%, 8/1/2036	900,000	1,060,811
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport C & D Redevelopment, AMT, 4.375%, 10/1/2045	4,500,000	4,823,852
New York, Triborough Bridge & Tunnel Authority, Series 4-C, 0.11% (b), 3/1/2022, LOC: U.S. Bank NA	200,000	200,000
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	662,744
Series B, 5.0%, 6/1/2048	2,800,000	2,941,051
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	5,038,773
Series E-1, 3.0%, 11/1/2039	3,000,000	3,018,154
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series EE-2, 0.11% (b), 3/1/2022, LIQ: State Street B&T Co.	2,150,000	2,150,000
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	2,273,890
New York, NY, General Obligation:
Series G-6, 0.07% (b), 3/1/2022, LOC: Mizuho Bank Ltd	4,950,000	4,950,000
Series A-3, 0.08% (b), 3/1/2022, LOC: Mizuho Bank Ltd	4,350,000	4,350,000
Series D-4, 0.09% (b), 3/1/2022, LOC: TD Bank NA	400,000	400,000
Series E-5, 0.09% (b), 3/1/2022, LOC: TD Bank NA	400,000	400,000
Series B-3, 0.37% (b), 3/1/2022	320,000	320,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028 (c)	2,125,000	1,653,675
		67,004,859
North Carolina 0.2%
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,630,000	1,730,849

Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A, 4.0%, 6/1/2048	2,990,000	3,142,129
“2", Series B-2, 5.0%, 6/1/2055	5,200,000	5,664,849
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	2,480,000	2,627,850
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,342,347
Series A, 5.0%, 1/1/2052	1,000,000	1,067,919
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	10,345,000	11,766,966
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	794,260
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	3,454,857
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	6,171,838
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039 (a)	2,025,000	2,496,629
		38,529,644
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	1,635,000	1,943,657
Series B, 5.5%, 8/15/2057	4,235,000	5,020,549
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,175,000	1,285,816
		8,250,022
Oregon 0.4%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	195,000	205,987
Oregon, State Facilities Authority Revenue, PeaceHealth Obligated Group:
Series B, 0.09% (b), 3/1/2022, LOC: TD Bank NA	150,000	150,000
Series A, 0.1% (b), 3/1/2022, LOC: U.S. Bank NA	300,000	300,000
Port of Portland, OR, Airport Revenue, Series 28, AMT, 4.0%, 7/1/2047	3,000,000	3,318,629
		3,974,616
Pennsylvania 2.1%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	470,000	514,203
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	971,423
5.25%, 7/1/2041	900,000	973,666
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	4,705,000	4,554,026
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,620,000	1,685,080

Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	3,800,000	4,216,352
Series A, 4.0%, 12/1/2044	660,000	731,004
Series A, 4.0%, 12/1/2046	440,000	484,968
Series A, 4.0%, 12/1/2050	3,500,000	3,843,180
Series A-1, 5.0%, 12/1/2041	20,000	22,222
Philadelphia, PA, Authority For Industrial Development, Charter School Reveune, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	1,240,000	1,262,035
		19,258,159
South Carolina 1.2%
South Carolina, State Public Service Authority Revenue, Series A, 4.0%, 12/1/2055	10,000,000	10,911,633
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	900,000	949,736
Series A, 4.0%, 8/1/2056	625,000	652,845
Series A, 4.0%, 8/1/2061	810,000	839,484
		2,442,065
Tennessee 0.8%
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2054	1,500,000	1,601,622
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	989,329
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	4,101,799
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2031	750,000	750,732
		7,443,482
Texas 8.9%
Bowie County, TX, Industrial Development Corp., Revenue, Texarkana Newspapers Inc., Project, 0.09% (b), 3/1/2022, LOC: JPMorgan Chase NA	100,000	100,000
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	4,081,106
Zero Coupon, 1/1/2032	3,500,000	2,673,162
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Series A, 5.75%, 8/15/2038	2,810,000	3,110,263
Series D, 6.125%, 8/15/2048	4,485,000	4,983,406
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2047	1,090,000	1,247,329
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,505,000	2,782,379
Series A, 4.0%, 3/1/2050	2,445,000	2,705,260
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, Series B, AMT, 4.0%, 7/15/2041	2,000,000	2,068,416
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	7,000,000	7,982,397
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	1,440,000	1,451,654
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,014,169

San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	350,000	362,934
Series A, 5.0%, 10/1/2051	520,000	531,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,674,403
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas Project, Series A, 0.09% (b), 3/1/2022, LOC: TD Bank NA	5,530,000	5,530,000
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	189,523
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	261,742
Series A, 5.0%, 8/1/2038	2,830,000	3,026,190
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,739,432
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,923,251
Series A, 5.25%, 10/1/2055	8,000,000	8,498,952
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	6,605,000	4,797,792
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	420,662
Series A, 4.0%, 12/31/2038	380,000	420,662
Series A, 4.0%, 6/30/2039	290,000	320,176
Series A, 4.0%, 12/31/2039	335,000	369,858
Series A, 4.0%, 6/30/2040	275,000	303,097
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	6,620,000	7,449,757
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,403,323
		83,422,795
Utah 1.2%
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	600,000	656,458
Series 2019, 4.0%, 10/15/2042	2,350,000	2,550,675
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	1,222,333
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	7,003,989
		11,433,455
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, Landmark College Project, Series A, 0.11% (b), 3/1/2022, LOC: TD Bank NA	1,900,000	1,900,000
Virginia 2.9%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	1,046,535
5.0%, 1/1/2046	1,530,000	1,583,601
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	1,740,000	1,454,250
Series A, 5.375%, 9/1/2054	1,500,000	1,310,954

Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	453,316
Series B, 2.823%, 9/1/2041 (e)	5,332,000	2,445,938
144A, 3.75%, 9/1/2045 (e)	1,640,000	774,883
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,478,444
144A, 5.0%, 9/1/2045	4,100,000	4,319,060
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,305,623
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project:
AMT, 4.0%, 1/1/2038 (a)	500,000	540,912
AMT, 4.0%, 1/1/2040 (a)	1,000,000	1,078,533
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052 (a)	1,000,000	1,198,934
AMT, 5.0%, 12/31/2057 (a)	500,000	594,333
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	5,250,000	6,002,097
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	1,640,000	1,666,268
		27,253,681
Washington 3.4%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2032	1,000,000	1,036,467
5.0%, 12/1/2037	1,025,000	1,059,151
5.0%, 12/1/2046	2,000,000	2,022,632
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,067,280
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,710,000	4,507,548
Series B, 3.0%, 7/1/2048	6,200,000	5,758,482
Washington, State Higher Educational Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	3,950,000	4,319,713
4.0%, 5/1/2050	1,020,000	1,109,385
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	6,000,000	6,452,679
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	806,049
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,777,429
Series A, 144A, 5.0%, 7/1/2053	1,125,000	1,149,401
		32,066,216
West Virginia 0.1%
West Virginia, State Economic Development Authority, Solid Waste Disposal Facility, Arch Resources Project, Series A, AMT, 4.125% (d), 7/1/2045	1,215,000	1,252,788
Wisconsin 5.2%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,357,871
Series B, 5.0%, 7/1/2048	910,000	805,563
Series B, 5.0%, 7/1/2053	2,125,000	1,836,903
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	5,755,471
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,540,972

Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	2,107,419
5.0%, 7/1/2052	910,000	957,745
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	554,394
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 3/31/2056	3,245,000	3,362,533
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 4.0%, 10/1/2049	5,000,000	5,472,922
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	1,290,000	1,418,707
Wisconsin, Public Finance Authority, Retirement Facilities Revenue, The United Methodist Retirement Homes:
Series 2021 A, 4.0%, 10/1/2041	120,000	129,822
Series A, 4.0%, 10/1/2046	165,000	176,377
Series A, 4.0%, 10/1/2051	520,000	553,639
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	255,000	262,617
144A, 4.0%, 4/1/2052	455,000	462,054
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	633,550
144A, 5.75%, 5/1/2054	4,595,000	4,548,047
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2047	4,545,000	4,816,608
Wisconsin, State Health & Educational Facilities Authority Revenue, Benevolent Corp. Cedar Community Project:
5.0%, 6/1/2037	1,970,000	2,110,127
5.0%, 6/1/2041	1,910,000	2,036,079
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 0.1% (b), 3/1/2022, LOC: Barclays Bank PLC	300,000	300,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Oakwood Lutheran Senior Ministries LLC , 4.0%, 1/1/2057	2,110,000	2,111,314
		48,310,734
Guam 0.7%
Guam, Antonio B. Won Pat International Airport Authority:
Series C, AMT, 6.25%, 10/1/2034	300,000	318,997
Series C, AMT, Prerefunded, 6.25%, 10/1/2034	200,000	215,753
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,040,000	1,174,958
Series A, 5.0%, 1/1/2050	655,000	765,533
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	775,000	824,704
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	835,000	902,398
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	800,000	904,799
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2034	1,200,000	1,223,172
		6,330,314
Puerto Rico 7.1%
Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 5.25%, 7/1/2029	1,000,000	1,014,405
Puerto Rico, Commonwealth Aqueduct and Sewer Authority:
Series A, 144A, 5.0%, 7/1/2035	5,000,000	5,864,823
Series A, 144A, 5.0%, 7/1/2047	10,000,000	11,338,007

Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2025* (c)	920,000	948,750
Series CCC-1, 5.0%, 7/1/2028* (c)	1,785,000	1,840,781
Series TT-1, 5.0%, 7/1/2032* (c)	5,000,000	5,156,250
Series CCC-1, 5.25%, 7/1/2027* (c)	2,000,000	2,072,500
Series XX, 5.25%, 7/1/2040* (c)	4,000,000	4,145,000
Series WW, 5.5%, 7/1/2038* (c)	2,900,000	3,016,000
Puerto Rico, GDB Debt Recovery Authority, PIK, 7.5%, 8/20/2040	8,041,080	7,558,615
Puerto Rico, General Obligation:
Series A, 5.0%, 7/1/2041* (c)	4,635,000	4,229,438
Series B, 5.75%, 7/1/2038* (c)	2,000,000	1,972,500
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	20,000,000	6,497,222
Series A-1, 4.75%, 7/1/2053	6,800,000	7,520,425
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	3,407,260
		66,581,976
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2021-ML10, 2.046%, 6/25/2038	3,416,942	3,267,044
Total Municipal Investments (Cost $890,218,011)		922,200,440

Underlying Municipal Bonds of Inverse Floaters (f) 6.5%
Florida 2.3%
Florida, Airport Facilities Revenue, Series B, 4.0%, 9/1/2044 (g)	10,000,000	10,824,504
Trust: Airport Facilities Revenue, Series XM0780, 144A, 13.69%, 9/1/2027, Leverage Factor at purchase date: 4 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, Series A, 4.0%, 7/1/2049 (g)	10,000,000	11,159,596
Trust: Transit Sales Surtax Revenue, Series 2020-XM0901, 144A, 13.78%, 7/1/2028, Leverage Factor at purchase date: 4 to 1
		21,984,100
Michigan 1.2%
Michigan, State Building Authority Revenue, Series I, 5.0%, 4/15/2034 (g)	10,000,000	11,178,511
Trust: State Building Authority Revenue, Series 2015-XM0123, 144A, 13.287%, 10/15/2023, Leverage Factor at purchase date: 3 to 1
New York 1.2%
New York, State Thruway Authority General Revenue, Series B, 4.0%, 1/1/2053 (g)	10,000,000	10,815,123
Trust: State Thruway Authority General Revenue, Series 2020-XM0880, 144A, 13.51%, 1/1/2028, Leverage Factor at purchase date: 4 to 1
Washington 1.8%
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (g)	15,000,000	16,672,894
Trust: State General Obligation, Series XM0127, 144A, 17.42%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $60,013,943)		60,650,628

Corporate Bonds 0.7%
Consumer Discretionary 0.2%
Grand Canyon University, 5.125%, 10/1/2028	2,165,000	2,165,000
Industrials 0.5%
United Airlines, Inc., 4.625%144A, 4/15/2029	5,000,000	4,877,475
Total Corporate Bonds (Cost $7,356,769)		7,042,475

	Shares	Value ($)

Closed-End Investment Companies 0.3%
Nuveen Quality Municipal Income Fund (Cost $2,515,604)	172,000	2,485,400

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (h) (Cost $52,185)	51,508	51,509

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $960,156,512)	106.2	992,430,452
Floating Rate Notes (f)	(4.3)	(40,420,000)
Other Assets and Liabilities, Net	(1.9)	(17,417,947)
Net Assets	100.0	934,592,505
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued security.
(b)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(g)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(h)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$982,851,068	$—	$982,851,068
Corporate Bonds (a)	—	7,042,475	—	7,042,475
Closed-End Investment Companies	2,485,400	—	—	2,485,400
Open-End Investment Companies	51,509	—	—	51,509
Total	$2,536,909	$989,893,543	$—	$992,430,452
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSHYTFF-PH3
R-080548-1 (1/23)